SEGMENTED INFORMATION - Geographic (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SEGMENTED INFORMATION
Revenues from Mining Operations	$ 11,907,851	$ 8,285,753
Total non-current assets	29,477,349	27,181,737
Canada
SEGMENTED INFORMATION
Revenues from Mining Operations	10,287,227	6,905,890
Total non-current assets	26,090,979	23,803,520
Australia
SEGMENTED INFORMATION
Revenues from Mining Operations	537,795	545,152
Total non-current assets	1,208,835	1,176,213
Finland
SEGMENTED INFORMATION
Revenues from Mining Operations	748,635	523,550
Total non-current assets	1,386,369	1,431,114
Mexico
SEGMENTED INFORMATION
Revenues from Mining Operations	334,194	311,161
Total non-current assets	768,822	747,392
Sweden
SEGMENTED INFORMATION
Total non-current assets	13,812	13,812
United States
SEGMENTED INFORMATION
Total non-current assets	$ 8,532	$ 9,686